WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Communications - 7.0%
Entertainment Content - 2.8%
Activision Blizzard, Inc.	3,150	$ 306,337
Discovery, Inc. - Series A (a)	3,054	98,064
Walt Disney Company (The) (a)	13,304	2,376,760
		2,781,161
Internet Media & Services - 4.2%
Alphabet, Inc. - Class A (a) (b)	937	2,208,368
Facebook, Inc. - Class A (a) (b)	5,811	1,910,250
		4,118,618
Consumer Discretionary - 7.7%
E-Commerce Discretionary - 2.3%
Amazon.com, Inc. (a) (b)	628	2,024,088
MercadoLibre, Inc. (a)	220	298,908
		2,322,996
Leisure Facilities & Services - 1.5%
Cheesecake Factory, Inc. (The) (a)	2,566	150,932
McDonald's Corporation	2,185	511,050
Papa John's International, Inc.	3,090	290,305
Starbucks Corporation	4,500	512,460
		1,464,747
Leisure Products - 0.6%
Peloton Interactive, Inc. - Class A (a)	5,000	551,550

Retail - Discretionary - 3.3%
lululemon athletica, inc. (a)	1,490	481,464
Ross Stores, Inc.	11,621	1,468,778
Ulta Beauty, Inc. (a)	3,762	1,299,244
		3,249,486
Consumer Staples - 1.8%
Retail - Consumer Staples - 0.5%
Costco Wholesale Corporation	1,330	503,099

Wholesale - Consumer Staples - 1.3%
Sysco Corporation (b)	15,128	1,225,368

Energy - 2.4%
Oil & Gas Producers - 2.4%
Diamondback Energy, Inc.	16,500	1,321,155

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Energy - 2.4% (Continued)
Oil & Gas Producers - 2.4% (Continued)
Valero Energy Corporation	13,500	$ 1,085,400
		2,406,555
Financials - 11.3%
Banking - 7.9%
Bank of America Corporation (b)	47,136	1,998,095
Citigroup, Inc.	30,416	2,394,043
PNC Financial Services Group, Inc. (The) (b)	8,533	1,661,204
U.S. Bancorp	29,156	1,772,102
		7,825,444
Institutional Financial Services - 3.4%
Goldman Sachs Group, Inc. (The) (b)	9,096	3,383,894

Health Care - 18.5%
Biotech & Pharma - 11.1%
AbbVie, Inc. (b)	22,840	2,585,488
BioMarin Pharmaceutical, Inc. (a)	4,600	355,580
Elanco Animal Health, Inc. (a) (b)	92,821	3,339,700
Eli Lilly & Company (b)	8,835	1,764,703
Gilead Sciences, Inc.	14,000	925,540
Sage Therapeutics, Inc. (a)	3,700	257,520
Vertex Pharmaceuticals, Inc. (a)	2,951	615,667
Viatris, Inc.	73,700	1,123,188
		10,967,386
Health Care Facilities & Services - 2.4%
AmerisourceBergen Corporation	8,000	917,920
CVS Health Corporation	12,400	1,071,856
Humana, Inc.	1,000	437,700
		2,427,476
Medical Equipment & Devices - 5.0%
Danaher Corporation	4,500	1,152,630
DexCom, Inc. (a)	1,100	406,329
Edwards Lifesciences Corporation (a) (b)	16,159	1,549,648
Medtronic plc	14,297	1,809,857
		4,918,464
Industrials - 10.6%
Engineering & Construction - 0.8%
Fluor Corporation (a)	42,146	779,701

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Machinery - 2.0%
Caterpillar, Inc.	8,111	$ 1,955,400

Transportation & Logistics - 7.8%
Delta Air Lines, Inc. (a)	32,401	1,544,880
FedEx Corporation	9,065	2,853,753
Norfolk Southern Corporation	6,616	1,858,434
Southwest Airlines Company (a)	23,600	1,450,456
		7,707,523
Materials - 4.0%
Chemicals - 2.7%
Dow, Inc.	21,000	1,436,820
Nutrien Ltd.	20,000	1,243,000
		2,679,820
Containers & Packaging - 1.3%
WestRock Company	22,500	1,312,200

Technology - 27.7%
Semiconductors - 5.6%
Analog Devices, Inc. (b)	11,837	1,948,370
Broadcom, Inc.	2,700	1,275,291
NVIDIA Corporation	2,962	1,924,649
Xilinx, Inc. (b)	3,499	444,373
		5,592,683
Software - 9.4%
Adobe, Inc. (a) (b)	6,268	3,162,707
Autodesk, Inc. (a)	1,400	400,204
Intuit, Inc.	1,200	526,908
Microsoft Corporation (b)	14,537	3,629,598
salesforce.com, Inc. (a)	6,646	1,582,413
		9,301,830
Technology Hardware - 6.0%
Apple, Inc. (b)	18,990	2,366,344
Hewlett Packard Enterprise Company	78,000	1,244,880
NetApp, Inc.	13,100	1,013,547
Seagate Technology Holdings plc	13,600	1,302,200
		5,926,971
Technology Services - 6.7%
Fiserv, Inc. (a)	6,500	748,800
Mastercard, Inc. - Class A (b)	6,312	2,275,981

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Technology - 27.7% (Continued)
Technology Services - 6.7% (Continued)
PayPal Holdings, Inc. (a) (b)	9,149	$ 2,378,923
Visa, Inc. - Class A	5,200	1,181,960
		6,585,664

Total Common Stocks (Cost $60,476,701)		$ 89,988,036

MONEY MARKET FUNDS - 9.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $9,168,320)	9,168,320	$ 9,168,320

Investments at Value - 100.3% (Cost $69,645,021)		$ 99,156,356

Liabilities in Excess of Other Assets - (0.3%)		(264,784)

Net Assets - 100.0%		$ 98,891,572

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2021 was $26,883,036.
(c)	The rate shown is the 7-day effective yield as of May 31, 2021.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2021 (Unaudited)

COMMON STOCKS - 34.6%	Shares	Value
Communications - 1.2%
Entertainment Content - 0.5%
Electronic Arts, Inc.	3,540	$ 505,972

Publishing & Broadcasting - 0.7%
New York Times Company (The) - Class A	16,510	706,958

Consumer Discretionary - 2.4%
Automotive - 0.8%
Harley-Davidson, Inc.	3,899	188,984
Tesla, Inc.	1,000	625,220
		814,204
Consumer Services - 0.6%
DoorDash, Inc. - Class A	4,185	628,922

E-Commerce Discretionary - 0.3%
Wayfair, Inc. - Class A	920	282,017

Leisure Facilities & Services - 0.4%
Cracker Barrel Old Country Store, Inc.	624	98,417
Wynn Resorts Ltd.	1,985	261,762
		360,179
Retail - Discretionary - 0.3%
Best Buy Company, Inc.	2,470	287,113

Consumer Staples - 1.4%
Food - 0.4%
Beyond Meat, Inc.	2,815	409,357

Retail - Consumer Staples - 1.0%
Walgreens Boots Alliance, Inc.	19,000	1,000,540

Energy - 3.8%
Oil & Gas Services & Equipment - 3.8%
Halliburton Company	56,900	1,277,405
Helmerich & Payne, Inc.	41,200	1,163,900

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 34.6% (Continued)	Shares	Value
Energy - 3.8% (Continued)
Oil & Gas Services & Equipment - 3.8% (Continued)
NOV, Inc.	79,100	$ 1,275,092
		3,716,397
Health Care - 7.5%
Biotech & Pharma - 3.0%
Johnson & Johnson	5,300	897,025
Pfizer, Inc.	31,200	1,208,376
Zoetis, Inc.	4,800	848,064
		2,953,465
Health Care Facilities & Services - 1.0%
Henry Schein, Inc.	6,600	501,864
Teladoc Health, Inc.	2,900	436,682
		938,546
Medical Equipment & Devices - 3.5%
Baxter International, Inc.	7,700	632,324
Becton, Dickinson and Company	2,600	628,914
Boston Scientific Corporation	16,000	680,800
PerkinElmer, Inc.	5,000	725,350
Stryker Corporation	3,276	836,265
		3,503,653
Industrials - 5.5%
Commercial Support Services - 1.4%
Stericycle, Inc.	17,500	1,374,800

Industrial Support Services - 1.3%
Fastenal Company	23,700	1,257,048

Machinery - 2.1%
Roper Technologies, Inc.	4,630	2,083,546

Transportation & Logistics - 0.7%
Knight-Swift Transportation Holdings, Inc.	14,800	706,404

Materials - 2.0%
Chemicals - 2.0%
Ecolab, Inc.	9,220	1,983,038

Technology - 10.8%
Semiconductors - 3.1%
Applied Materials, Inc.	8,100	1,118,853

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 34.6% (Continued)	Shares	Value
Technology - 10.8% (Continued)
Semiconductors - 3.1% (Continued)
Texas Instruments, Inc.	10,500	$ 1,993,110
		3,111,963
Software - 3.5%
Atlassian Corporation plc - Class A	1,750	408,240
DocuSign, Inc.	2,100	423,402
Oracle Corporation	7,800	614,172
VMware, Inc. - Class A	6,000	947,340
Workday, Inc. - Class A	2,650	606,108
Zoom Video Communications, Inc. - Class A	1,400	464,142
		3,463,404
Technology Hardware - 2.8%
Cisco Systems, Inc.	21,000	1,110,900
HP, Inc.	36,500	1,066,895
Juniper Networks, Inc.	22,000	579,260
		2,757,055
Technology Services - 1.4%
Accenture plc - Class A	4,963	1,400,360

Total Securities Sold Short - 34.6% (Proceeds $29,651,573)		$ 34,244,941

WAYCROSS FOCUSED EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communications - 10.1%
Entertainment Content - 2.9%
Walt Disney Company (The) (a)	175	$ 31,264

Internet Media & Services - 7.2%
Alphabet, Inc. - Class A (a)	18	42,423
Facebook, Inc. - Class A (a)	111	36,489
		78,912
Consumer Discretionary - 8.2%
E-Commerce Discretionary - 3.5%
Amazon.com, Inc. (a)	12	38,677

Retail - Discretionary - 4.7%
Ross Stores, Inc.	209	26,415
Ulta Beauty, Inc. (a)	72	24,866
		51,281
Consumer Staples - 2.3%
Wholesale - Consumer Staples - 2.3%
Sysco Corporation	312	25,272

Financials - 15.6%
Banking - 12.0%
Bank of America Corporation	862	36,540
Citigroup, Inc.	346	27,234
PNC Financial Services Group, Inc. (The)	181	35,237
U.S. Bancorp	527	32,031
		131,042
Institutional Financial Services - 3.6%
Goldman Sachs Group, Inc. (The)	105	39,062

Health Care - 15.7%
Biotech & Pharma - 9.7%
AbbVie, Inc.	293	33,168
Elanco Animal Health, Inc. (a)	1,024	36,844
Eli Lilly & Company	179	35,753
		105,765
Medical Equipment & Devices - 6.0%
Edwards Lifesciences Corporation (a)	330	31,647

WAYCROSS FOCUSED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 15.7% (Continued)
Medical Equipment & Devices - 6.0% (Continued)
Medtronic plc	271	$ 34,306
		65,953
Industrials - 13.8%
Engineering & Construction - 1.4%
Fluor Corporation (a)	829	15,337

Machinery - 3.7%
Caterpillar, Inc.	169	40,743

Transportation & Logistics - 8.7%
Delta Air Lines, Inc. (a)	548	26,128
FedEx Corporation	100	31,481
Norfolk Southern Corporation	132	37,079
		94,688
Technology - 30.8%
Semiconductors - 9.9%
Analog Devices, Inc.	220	36,212
NVIDIA Corporation	64	41,586
Xilinx, Inc.	241	30,607
		108,405
Software - 8.1%
Adobe, Inc. (a)	68	34,312
Microsoft Corporation	218	54,430
		88,742
Technology Hardware - 5.3%
Apple, Inc.	458	57,071

Technology Services - 7.5%
Mastercard, Inc. - Class A	103	37,140
PayPal Holdings, Inc. (a)	171	44,463
		81,603

Total Common Stocks (Cost $970,382)		$ 1,053,817

WAYCROSS FOCUSED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 18.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $199,576)	199,576	$ 199,576

Investments at Value - 114.8% (Cost $1,169,958)		$ 1,253,393

Liabilities in Excess of Other Assets - (14.8%)		(161,034)

Net Assets - 100.0%		$ 1,092,359

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2021.